SECURITIES	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Securities
SECURITIES

The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2016 and 2015 are as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$64,894	$132	$(730)	$64,296
Government-sponsored enterprises	11,267	97	—	11,364
Mortgage-backed securities:(1)
Agency - residential	78,843	475	(1,016)	78,302
Non-agency - residential	93	—	(6)	87
Collateralized debt obligations	1,157	—	—	1,157
Obligations of state and political subdivisions	1,000	—	—	1,000
Tax-exempt securities	3,145	22	(6)	3,161
Total available for sale securities	$160,399	$726	$(1,758)	$159,367

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises ("GSEs").  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$71,142	$242	$(388)	$70,996
Government-sponsored enterprises	25,313	95	(5)	25,403
Mortgage-backed securities:(1)
Agency - residential	72,248	680	(962)	71,966
Non-agency - residential	116	—	(4)	112
Corporate debt securities	1,000	—	—	1,000
Collateralized debt obligations	1,156	—	(10)	1,146
Obligations of state and political subdivisions	1,270	1	—	1,271
Tax-exempt securities	3,175	64	(1)	3,238
Total available for sale securities	$175,420	$1,082	$(1,370)	$175,132

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or GSEs. Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

At December 31, 2016 and 2015, U.S. government and agency obligations and government-sponsored enterprise securities with an amortized cost of $10.0 million and $9.0 million, respectively, and a fair value of $10.0 million and $8.9 million, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2016 are presented below.  Maturities are based on the final contractual payment dates, and do not reflect the impact of potential prepayments or early redemptions.  Because mortgage-backed securities ("MBS") are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$8,005	$8,023
After 1 but within 5 years	25,634	25,718
After 5 but within 10 years	8,352	8,245
After 10 years	39,472	38,992
	81,463	80,978
Mortgage-backed securities	78,936	78,389
Total debt securities	$160,399	$159,367

The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2016, 2015 and 2014:

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Gross gains on sales	$55	$169	$64
Gross losses on sales	—	(23)	—
Net gain on sale of securities	$55	$146	$64

The tax provision applicable to the above net realized gains amounted to $19,000, $50,000 and $22,000 for the years ended December 31, 2016, 2015 and 2014, respectively.  Proceeds from the sale of available for sale securities totaled $9.0 million, $9.7 million and $1.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The following tables present information pertaining to securities with gross unrealized losses at December 31, 2016 and 2015, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2016:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$21,531	$227	$19,272	$503	$40,803	$730
Mortgage-backed securities:
Agency - residential	49,961	756	9,585	260	59,546	1,016
Non-agency - residential	—	—	87	6	87	6
Tax-exempt securities	1,121	6	—	—	1,121	6
Total	$72,613	$989	$28,944	$769	$101,557	$1,758

	Less Than 12 Months		12 Months Or More		Total
December 31, 2015:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$9,374	$36	$18,715	$352	$28,089	$388
Government-sponsored enterprises	8,454	5	—	—	8,454	5
Mortgage-backed securities:
Agency - residential	21,956	129	27,210	833	49,166	962
Non-agency - residential	—	—	112	4	112	4
Collateralized debt obligations	—	—	1,146	10	1,146	10
Tax-exempt securities	582	1	—	—	582	1
Total	$40,366	$171	$47,183	$1,199	$87,549	$1,370

Management believes no individual unrealized loss as of December 31, 2016 represents an other-than-temporary impairment based on its detailed quarterly review of the securities portfolio.  Among other things, the other-than-temporary impairment review of the investment securities portfolio focuses on the combined factors of percentage and length of time by which the issue is below book value, as well as consideration of issuer specific information (present value of cash flows expected to be collected, issuer rating changes and trends, credit worthiness and review of underlying collateral), broad market details and the Company’s intent to sell the security or if it is more likely than not the Company will be required to sell the debt security before recovering its cost.  The Company also considers whether the depreciation is due to interest rates, market changes or credit risk.  The services of an independent third-party are utilized by the Company to provide information used to assist in the impairment analysis.

At December 31, 2016, 49 debt securities with gross unrealized losses had aggregate depreciation of approximately 1.7% of the Company’s amortized cost basis.  The majority of the unrealized losses related to the Company’s mortgage-backed securities.  For the years ended December 31, 2016, 2015 and 2014, the Company recognized no impairment charges on investments deemed other-than-temporarily impaired. The following summarizes, by security type, the basis for management’s determination during the preparation of the financial statements of whether the applicable investments within the Company’s securities portfolio were other-than-temporarily impaired at December 31, 2016.

U.S. Government and Agency Obligations and Mortgage-backed Securities - Agency - Residential.  The unrealized losses on the Company’s U.S. Government and agency obligations and mortgage-backed agency-residential securities related primarily to a widening of the rate spread to comparable treasury securities.  The Company does not expect these securities to settle at a price less than the par value of the securities.

Mortgage-backed Securities - Non-agency - Residential.  The unrealized losses on the Company’s non-agency-residential mortgage-backed securities relate to one investment which has been evaluated by management and no potential credit loss was identified.

Tax-exempt securities. The unrealized losses on the Company's tax-exempt securities relate to two investments in general obligation bonds. Interest on these bonds is paid by the Federal Government and there is a sinking fund for principal repayment, which is on schedule. The Company does not expect these securities to settle at a price less than par value.